Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Contingent Payment Obligations

The Group has entered into agreements with independent third parties for purchasing office and laboratory equipment. As of December 31, 2021, the Group had non-cancellable purchase commitments of $49,166.

The Group has additional contingency payment obligations under each of the license agreements, such as milestone payments, royalties, research and development funding, if certain condition or milestone is met.

Milestone payments are to be made upon achievements of certain conditions, such as Investigational New Drugs (“IND”) filing or U.S. Food and Drug Administration (“FDA”) approval, first commercial sale of the licensed products, or other achievements. The aggregate amount of the milestone payments that the Group are required to pay up to different achievements of conditions and milestones for all the license agreements signed as of December 31, 2021 are below:

Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$282,564
From entering phase 1 to before first commercial sale	22,276,410
First commercial sale	14,982,051
Net sales amount more than certain threshold in a year	70,769,231
Subtotal	$108,310,256

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	$201,155
$108,511,411

For the years ended December 31, 2021, 2020 and 2019, the Group incurred $nil, $129,203 and $nil milestone payments, respectively. For the years ended December 31, 2021, 2020 and 2019, the Group did not incur any royalties or research and development funding, respectively.